Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 235,939	$ 87,918
Accounts receivable	405,847	21,302
Inventories	754,796	370,968
Prepaid expenses	96,642	46,907
Current portion of loan receivable - related party	5,034	4,885
Total Current Assets	1,498,258	531,980
Property and equipment, net of accumulated depreciation of $8,789 and $2,577	977,626	858,536
Other Assets
Loan receivable, net of current portion - related party	189,320	193,114
Intangible assets, net of accumulated amortization of $16,292 and $8,309	1,044,393	1,031,228
Total Other Assets	1,233,713	1,224,342
Total Assets	3,709,597	2,614,858
Current Liabilities
Accounts payable	427,114	189,483
Accrued liabilities	293,169	20,392
Short-term loan	250,000
Total Current Liabilities	970,283	209,875
Preferred Stock, 1,000,000 shares authorized, $0.001 par value, none issued
Common Stock, 100,000,000 shares authorized, $0.00001 par value 36,232,235 and 31,011,667 issued and outstanding, respectively	362	310
Additional Paid In Capital	5,917,868	3,403,543
Subscriptions	100,000	120,000
Deficit	(3,278,915)	(1,118,870)
'Total Stockholders' Equity	2,757,314	2,404,983
Total Liabilities and Stockholders' Equity	$ 3,709,597	$ 2,614,858